Retirement Benefit Plans - Summary of Defined Benefit Plans Amounts Included in Consolidated Balance Sheets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of net defined benefit liability (asset) [abstract]
Present value of the defined benefit obligation	$ 12,159,145	$ 433,018	$ 10,668,574
Fair value of the plan assets	(5,962,305)	(212,333)	(5,742,178)
Present value of unfunded defined benefit obligation	6,196,840	220,685	4,926,396	$ 175,442	$ 4,805,016	$ 3,569,265
Recorded under other payables	(102,367)	(3,646)	(19,014)
Recorded under other current assets	26,306	937	11,910
Net defined benefit liability	$ 6,120,779	$ 217,976	$ 4,919,292